                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 09-30-2005

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Oracle Investment Management

Address: Oracle Investment Management
         200 Greenwich Ave 3rd Fl
         Greenwich, CT 06830



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Trish McKeon
Title: CFO
Phone: 203-862-7900


Signature, Place, and Date of Signing:

 /s/ Trish McKeon             Greenwich, CT                      11/14/05
---------------------     ---------------------------      -------------------
    [Signature]                [City, State]                      [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number Name

-------   ---------------------------   --------------------------------

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE



REPORTING MANAGER -ORACLE
AS OF SEPTEMBER 30 2005

USD

--------------------------------------------------------------------------------------------------------------------------------
                                                                                ITEM 6
                                                                              INVEST. DISC.     ITEM 7            ITEM 8
     ITEM1                      ITEM 3       ITEM 4          ITEM 5                    SHARED                VOTING AUTHORITY
 NAME OF ISSUER                 CUSIP       FAIR MKT        SHARES OR     SOLE  SHARED  OTHER   OTHER      SOLE   SHARED   NONE
                                NUMBER        VALUE         PRINCIPAL     (A)   (B)     (C)    MANAGERS     (A)     (B)    (C)
                                                             AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
ANTIGENICS INC DEL    OTC EQ     37032109  $   1,311,640.00     242,000 X                                  242,000    0      0
APRIA HEALTHCARE
 GROUP INC            COMMON     37933108  $  31,804,697.00     996,700 X                                  996,700    0      0
AMN HEALTHCARE
 SVCS INC             COMMON      1744101  $     710,073.00      45,900 X                                   45,900    0      0
ACCESS
 PHARMACEUTICALS
 INC                  COMMON    00431M209  $     274,824.00     312,300 X                                  312,300    0      0
BIOGEN IDEC INC       COMMON    09062X103  $  26,451,205.20     669,990 X                                  669,990    0      0
BOSTON SCIENTIFIC
 CORP                 COMMON    101137107  $  18,745,077.00     802,100 X                                  802,100    0      0
CUBIST
 PHARMACEUTICALS
 INC                  OTC EQ    229678107  $  27,937,380.00   1,297,000 X                                1,297,000    0      0
CENTENE CORP DEL      COMMON    15135B101  $  10,082,084.00     402,800 X                                  402,800    0      0
CARDIOME PHARMA
 CORP NEW             OTC EQ    14159U202  $   4,656,063.00     529,700 X                                  529,700    0      0
CRUCELL NV            OTC EQ    228769105  $  19,663,714.00     733,447 X                                  733,447    0      0
CV THERAPEUTICS INC   OTC EQ    126667104  $   3,191,275.00     119,300 X                                  119,300    0      0
CYBERONICS INC        OTC EQ    23251P102  $  12,006,416.00     402,225 X                                  402,225    0      0
CYPRESS BIOSCIENCES
 INC                  OTC EQ    232674507  $   1,127,444.00     208,400 X                                  208,400    0      0
DIGENE CORP           OTC EQ    253752109  $   5,529,000.00     194,000 X                                  194,000    0      0
DIAGNOSTIC PRODUCTS
 CORP                 COMMON    252450101  $  12,164,811.00     230,700 X                                  230,700    0      0
DRUGSTORE.COM INC     OTC EQ    262241102  $   3,201,610.00     865,300 X                                  865,300    0      0
ELAN CORP PLC-ADR     COMMON    284131208  $ 108,456,039.68  12,241,088 X                               12,241,088    0      0
ADVANCED MEDICAL
 OPTICS IN            COMMON    00763M108  $  21,354,730.65     562,707 X                                  562,707    0      0
FOREST LABORATORIES
 INC                  COMMON    345838106  $  16,359,606.00     419,800 X                                  419,800    0      0
GTX INC DEL           OTC EQ    40052B108  $  22,448,272.00   2,411,200 X                                2,411,200    0      0
EMDEON CORPORATION    OTC EQ    290849108  $ 105,926,883.04   9,560,188 X                                9,560,188    0      0
HEALTH NET INC        COMMON    42222G108  $   8,091,720.00     171,000 X                                  171,000    0      0
HOSPIRA INC           COMMON    441060100  $  19,005,983.00     463,900 X                                  463,900    0      0
ISHARES TR            COMMON    464287556  $ 202,502,300.00   2,629,900 X                                2,629,900    0      0
ICOS CORP             OTC EQ    449295104  $  85,494,948.00   3,095,400 X                                3,095,400    0      0
IDX SYSTEMS CORP      OTC EQ    449491109  $   6,355,319.00     147,182 X                                  147,182    0      0
IMCLONE SYSTEMS INC   OTC EQ    45245W109  $     277,546.00       8,825 X                                    8,825    0      0
REWARDS NETWORK INC   COMMON    761557107  $     170,750.00      25,000 X                                   25,000    0      0
IVAX CORP             COMMON    465823102  $   3,831,426.00     145,350 X                                  145,350    0      0
LCA-VISION INC        OTC EQ    501803308  $     625,472.00      16,850 X                                   16,850    0      0
LIGAND
 PHARMACEUTICALS
 INC                  OTC EQ    53220K207  $   4,583,725.00     452,200 X                                  452,200    0      0
MEDTRONIC INC         COMMON    585055106  $  24,740,268.00     461,400 X                                  461,400    0      0
MEDIWARE
 INFORMATION SYSTE    OTC EQ    584946107  $   8,516,507.00   1,059,267 X                                1,059,267    0      0
MANNKIND CORP         OTC EQ    56400P201  $   4,720,723.00     344,830 X                                  344,830    0      0
NABI
 BIOPHARMACEUTICALS   OTC EQ    629519109  $     602,600.00      46,000 X                                   46,000    0      0
NEKTAR THERAPEUTICS   OTC EQ    640268108  $   2,483,175.00     146,500 X                                  146,500    0      0
NOVARTIS
AG-SPONSORED ADR      COMMON    66987V109  $  11,536,200.00     226,200 X                                  226,200    0      0
OMNICARE INC          COMMON    681904108  $  18,263,504.00     324,800 X                                  324,800    0      0
PFIZER INC            CALL O    717081103  $  14,282,840.00     572,000 X                                  572,000    0      0
PAR PHARMACEUTICAL
 COMPANI              COMMON    69888P106  $   2,371,842.00      89,100 X                                   89,100    0      0
ANIMAS CORPORATION    OTC EQ    03525Y105  $   7,535,372.00     479,960 X                                  479,960    0      0
QUIDEL CORP           OTC EQ    74838J101  $  28,534,397.00   3,016,321 X                                3,016,321    0      0
SEPRACOR INC          OTC EQ    817315104  $  30,096,698.00     510,200 X                                  510,200    0      0
SEROLOGICALS
 HOLDINGS INC         OTC EQ    817523103  $  12,959,953.00     574,466 X                                  574,466    0      0
SCHERING PLOUGH CORP  COMMON    806605101  $  48,551,825.00   2,306,500 X                                2,306,500    0      0
UNITED THERAPEUTICS
 CORP D               OTC EQ    91307C102  $  23,468,435.00     336,224 X                                  336,224    0      0
VARIAN MEDICAL
 SYSTEMS              COMMON    92220P105  $     995,652.00      25,200 X                                   25,200    0      0
VENTANA MEDICAL
 SYSTEM INC           OTC EQ    92276H106  $  88,194,180.00   2,316,632 X                                2,316,632    0      0
WEBMD HEALTH CORP     OTC EQ    94770V102  $   5,366,087.00     217,700 X                                  217,700    0      0
VCA ANTECH INC        OTC EQ    918194101  $  12,290,687.00     481,610 X                                  481,610    0      0
ZIMMER HOLINGS INC    COMMON    98956P102  $   7,681,235.00     111,500 X                                  111,500    0      0
KINETIC CONCEPTS      COMMON    49460W208  $   1,647,200.00      29,000 X                                   29,000    0      0